FINANCIAL INSTRUMENTS - Contingent Consideration (Details) £ in Thousands, $ in Thousands								2 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 29, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 29, 2021 USD ($)	Feb. 26, 2021 USD ($)	Oct. 16, 2020 USD ($)	Jul. 09, 2021 GBP (£)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 11, 2019 USD ($)	Aug. 01, 2019 USD ($)
Disclosure of contingent liabilities in business combination [line items]
Nominal value of contingent consideration										$ 113,927
Financial liabilities										353,157
(Loss) gain on change in fair value of contingent consideration										(204)
Contingent consideration
Disclosure of contingent liabilities in business combination [line items]
(Loss) gain on change in fair value of contingent consideration										(4,694)	$ (2,431)	$ (85)
Avanxo S.A.
Disclosure of contingent liabilities in business combination [line items]
Nominal value of contingent consideration											1,159
Payment for contingent consideration					$ 1,153
Avanxo S.A. | Contingent consideration
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities											1,145
(Loss) gain on change in fair value of contingent consideration										0	0	(4)
Avanxo S.A. | Minimum
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect of contingent consideration											185
Avanxo S.A. | Maximum
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect of contingent consideration											370
Belatrix
Disclosure of contingent liabilities in business combination [line items]
Nominal value of contingent consideration												4,097		$ 2,091
Payment for contingent consideration							$ 7,795
(Loss) gain on change in fair value of contingent consideration											(3,633)
Belatrix | Contingent consideration
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities												4,221
(Loss) gain on change in fair value of contingent consideration										0	(3,633)	0
Belatrix | Minimum
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect of contingent consideration												4,192
Belatrix | Maximum
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect of contingent consideration												4,097
BI Live
Disclosure of contingent liabilities in business combination [line items]
Nominal value of contingent consideration											423		$ 3,000
Payment for contingent consideration						$ 503
(Loss) gain on change in fair value of contingent consideration										(372)
BI Live | Contingent consideration
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities											535
(Loss) gain on change in fair value of contingent consideration										(372)	0	0
BI Live | Minimum
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect of contingent consideration											710
BI Live | Maximum
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect of contingent consideration											3,000
Grupo ASSA
Disclosure of contingent liabilities in business combination [line items]
Nominal value of contingent consideration											11,289
Payment for contingent consideration				$ 11,289					$ 11,289
(Loss) gain on change in fair value of contingent consideration											1,202
Grupo ASSA | Contingent consideration
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities											11,218
(Loss) gain on change in fair value of contingent consideration										0	1,202	0
Xappia
Disclosure of contingent liabilities in business combination [line items]
Nominal value of contingent consideration										2,567	3,980
Payment for contingent consideration			$ 2,410
(Loss) gain on change in fair value of contingent consideration										(1,025)
Xappia | Contingent consideration
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities										2,478	3,878
(Loss) gain on change in fair value of contingent consideration										(1,025)	0	0
Xappia | Minimum
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect of contingent consideration										2,567
Xappia | Maximum
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect of contingent consideration										3,980
GMR
Disclosure of contingent liabilities in business combination [line items]
Nominal value of contingent consideration										3,403	4,547
Payment for contingent consideration		$ 2,547
(Loss) gain on change in fair value of contingent consideration										(1,407)
GMR | Contingent consideration
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities										3,343	4,391
(Loss) gain on change in fair value of contingent consideration										(1,407)	0	0
GMR | Minimum
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect of contingent consideration										3,403
GMR | Maximum
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect of contingent consideration										4,547
BlueCap
Disclosure of contingent liabilities in business combination [line items]
Nominal value of contingent consideration										22,409	24,419
(Loss) gain on change in fair value of contingent consideration										(1,226)
BlueCap | Contingent consideration
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities										22,405	22,557
(Loss) gain on change in fair value of contingent consideration										(1,226)	0	0
BlueCap | Minimum
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect of contingent consideration										22,409
BlueCap | Maximum
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect of contingent consideration										24,419
Cloudshift
Disclosure of contingent liabilities in business combination [line items]
Nominal value of contingent consideration										14,638
Estimated financial effect of contingent consideration										14,638
Payment for contingent consideration | £								£ 922
(Loss) gain on change in fair value of contingent consideration										(460)
Cloudshift | Contingent consideration
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities										14,635
(Loss) gain on change in fair value of contingent consideration										(460)	0	0
Hybrido Worldwide
Disclosure of contingent liabilities in business combination [line items]
Nominal value of contingent consideration										7,597
Estimated financial effect of contingent consideration										7,597
Payment for contingent consideration	$ 389
(Loss) gain on change in fair value of contingent consideration										(204)
Hybrido Worldwide | Contingent consideration
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities										6,716
(Loss) gain on change in fair value of contingent consideration										(204)	$ 0	$ 0
Atix Labs
Disclosure of contingent liabilities in business combination [line items]
Nominal value of contingent consideration										2,152
Estimated financial effect of contingent consideration										2,152
Atix Labs | Contingent consideration
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities										2,102
Navint
Disclosure of contingent liabilities in business combination [line items]
Nominal value of contingent consideration										13,466
Estimated financial effect of contingent consideration										13,466
Navint | Contingent consideration
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities										$ 12,207